     As filed with the Securities and Exchange Commission on March 20, 2001

                                       Investment Company Act file no. 811-10241
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
--------------------------------------------------------------------------------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
                Amendment No. __                                         [ ]
--------------------------------------------------------------------------------

                                CCM PARTNER FUNDS
                                  (Registrant)

                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603

                          Telephone number 312/444-6200
--------------------------------------------------------------------------------

Douglas D. Peabody                               Alan Goldberg
CCM Partner Funds                                Bell, Boyd & Lloyd LLC
190 South La Salle Street, Suite 2800            70 West Madison Street, #3300
Chicago, Illinois  60603                         Chicago, Illinois  60602

                              (Agents for service)
--------------------------------------------------------------------------------

EXPLANATORY NOTE

     The Registrant has filed this Registration Statement pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, beneficial interests in each series of the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Only a limited number of institutional investors, including investment companies, common or commingled trust funds, group trusts and certain other "accredited investors" within the meaning of Regulation D under the 1933 Act may make investments in a series of the Registrant. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests of a series of the Registrant.

     This Registration Statement has been prepared as a single document consisting of Parts A, B and C, none of which is to be used or distributed as a stand alone document.

--------------------------------------------------------------------------------

                                CCM PARTNER FUNDS

                 LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO
                   FULL MATURITY FIXED INCOME MASTER PORTFOLIO
                       DIVERSIFIED EQUITY MASTER PORTFOLIO
                            BALANCED MASTER PORTFOLIO




                                     PART A

                                 MARCH 20, 2001



       Responses to Items 1 through 3 have been omitted pursuant to Instruction B(2)(b) of the General Instructions to Form N-1A.

ITEM 4. INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RELATED RISKS.

GENERAL

       CCM Partner Funds (the "Fund") is an open-end, management investment company, organized on December 27, 2000 as a business trust under the laws of the State of Delaware. The Fund is a "series fund," which is a mutual fund divided into separate portfolios. This is Part A for the LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO, FULL MATURITY FIXED INCOME MASTER PORTFOLIO, DIVERSIFIED EQUITY MASTER PORTFOLIO AND BALANCED MASTER PORTFOLIO (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a diversified portfolio of the Fund and is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"). From time to time, other portfolios may be established and sold pursuant to other offering documents. The Fund has not yet commenced operations. The Fund anticipates that it will commence operations after it obtains an order from the Securities and Exchange Commission exempting it from certain provisions of the 1940 Act. SEE
ITEM 6 "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE - INVESTMENT MANAGERS" BELOW.

       Upon commencement of the Fund's operations, shares of beneficial interest ("shares") of each Portfolio will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in a Portfolio may be made only by investment companies or certain other entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act. Organizations or other entities that hold shares of a Portfolio may be referred to herein as "feeder funds" or "interestholders."

       CCM Advisors, LLC will become the Fund's investment adviser ("CCM Advisors") upon the Fund's commencement of operations, and will select the Portfolios' Investment Managers. It is anticipated that each Portfolio, except the Limited Maturity Fixed Income Master Portfolio, will have multiple Investment Managers. CCM Advisors will divide the assets of those Portfolios into segments, and a separate Investment Manager will invest each segment with a specific investment style.

INVESTMENT OBJECTIVES

       It is anticipated that, upon commencement of the Fund's operations, the investment objective of each Portfolio will be as follows:

       - The LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO will seek to provide interestholders a high level of current income, consistent with the preservation of capital and liquidity.

       - The FULL MATURITY FIXED INCOME MASTER PORTFOLIO will seek to provide interestholders over the long-term with the highest level of income consistent with preservation of capital.

       - The DIVERSIFIED EQUITY MASTER PORTFOLIO will seek to provide interestholders long-term capital growth.

       - The BALANCED MASTER PORTFOLIO will seek to provide interestholders a combination of growth of capital and income.

       Each Portfolio's investment objective may be changed without approval by the holders of a majority (as defined by the 1940 Act) of such Portfolio's outstanding voting shares. The differences in objectives and policies among each Portfolio will determine the types of portfolio securities in which each Portfolio invests and can be expected to affect the degree of risk to which each Portfolio is subject and, ultimately, the performance of each Portfolio. There can be no assurance that a Portfolio's investment objective will be achieved.

PRINCIPAL INVESTMENT STRATEGIES

       LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO

              Upon commencement of operations, it currently is anticipated that the Limited Maturity Fixed Income Master Portfolio will invest its assets primarily in fixed income securities (I.E., debt). The investments of the Portfolio will be limited to debt issued or guaranteed by the U.S. Government or by its agents or instrumentalities (including, among others, U.S. Treasury obligations and securities issued by the Federal Home Loan Bank and the Federal National Mortgage Association), high quality non-convertible debt of other issuers and money market instruments. High quality debt securities are those debt securities having one of the three highest grades that Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or Standard & Poor's ("S&P") (AAA, AA or
       A) issue, or which, if not rated, the Investment Manager judges to be of comparable quality. The Portfolio will not be required to sell a security if the rating or credit quality of the security deteriorates after its purchase. However, the Investment Manager will evaluate and monitor the quality of all investments, and will dispose of those investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure the Portfolio's overall investments are constituted in a manner consistent with its investment objective.

              It is anticipated that the Portfolio will use a single Investment Manager. CCM Advisors will select the Investment Manager (subject to approval by the Fund's Board of Trustees) based on its consideration of a variety of factors, including the Investment Manager's investment style and performance record, as well as the characteristics of each Investment Manager's typical investments.

              The Portfolio's Investment Manager will determine which securities to purchase or sell and will adjust the average maturity of the Portfolio based upon a variety of factors aimed at controlling risk while capturing market opportunities. The factors that the Investment Manager likely will consider in determining the appropriate average maturity of the Portfolio and when to purchase or sell securities will include the Investment Manager's assessment of interest rate trends and movements, and its analysis of yields, the quality of securities, and the comparative risks and returns of alternative investments. Under normal market conditions, the dollar-weighted average maturity of the Portfolio is expected to be less than three years and, in no event, will the dollar-weighted average maturity exceed five years. However, there is no limit on the maturities of individual securities.

       FULL MATURITY FIXED INCOME MASTER PORTFOLIO

              Upon commencement of operations, it currently is anticipated that the Full Maturity Fixed Income Master Portfolio will invest at least 75% of its total assets in fixed income securities (I.E., debt) issued or guaranteed by the U.S. Government or its agents or instrumentalities (including among others, U.S. Treasury obligations, Inflation Index Bonds and Strips, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association), high quality non-convertible debt of other issuers and money market instruments. Although it is anticipated that the Portfolio will invest primarily in high quality debt securities (as defined above), it may invest up to 25% of its total assets in securities that Moody's rates Baa or S&P rates BBB, or which if not rated, the Investment Manager judges to be of comparable quality. The Portfolio will not be required to sell a security if the rating or credit quality of the security deteriorates after its purchase. However, each Investment Manager will evaluate and monitor the quality of all investments, and will dispose of investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure the Portfolio's overall investments are constituted in a manner consistent with its investment objective.

              It is anticipated that the Portfolio will use multiple Investment Managers, each of which will have a distinct investment style. CCM Advisors will select the Portfolio's Investment Managers (subject to approval by the Fund's Board of Trustees) based on its consideration of a variety of factors, including each Investment Manager's investment style and performance record, as well as the characteristics of each Investment Manager's typical investments.

              The Investment Managers may vary the average maturity of the Portfolio's assets substantially and make buy and sell decisions, based upon their individual market analyses. Such analyses may consider, for example, interest rate trends and movements, yields, the quality and value (E.G., whether over- or under-valued) of particular securities, and the comparative risks and returns of alternative investment choices. The Portfolio will have no minimum or maximum maturity for the securities an Investment Manager may purchase. It is anticipated that the Portfolio's dollar-weighted average maturity may at times exceed 20 years and at other times fall below five years.

DIVERSIFIED EQUITY MASTER PORTFOLIO

              Upon commencement of operations, it currently is anticipated that the Diversified Equity Master Portfolio will invest at least 75% of its total assets in equity securities under normal market conditions. These securities include common and preferred stocks, and other securities, such as convertible securities, warrants and stock options, having equity characteristics.

              It is anticipated that the Portfolio will use multiple Investment Managers with distinct investment styles. CCM Advisors will select the Portfolio's Investment Managers (subject to approval of the Fund's Board of Trustees) based on its consideration of a variety of factors, including each Investment Manager's investment style and performance record, as well as the characteristics of each Investment Manager's typical investments.

              The investment strategies of the Investment Managers will differ, but it currently is anticipated that they typically will emphasize securities that contain one or more of the following characteristics:

       - a market price that the Investment Manager judges to be significantly below its estimate of the intrinsic value of the company;

       -      favorable prospects for earnings growth;

       -      above average return on equity and dividend yield; and

       -      sound overall financial condition of the issuer.

              The Portfolio's Investment Managers may decide to sell a security if they believe that the characteristics upon which they relied when purchasing the security are no longer applicable. Additionally, a security might be sold, for example, if a "target price" has been achieved, anticipated positive developments fail to materialize or the stock becomes overweighted in the Portfolio.

BALANCED MASTER PORTFOLIO

              Upon commencement of operations, it currently is anticipated that the Balanced Master Portfolio will invest in equity securities for growth, equity securities that offer both growth and income potential, and fixed income securities (I.E., debt), some of which may be convertible into common stocks. Under normal market conditions, it is expected that the Portfolio will invest no more than 75% of its total assets in equity securities and at least 25% of its total assets in fixed income securities. Equity securities in which the Portfolio will invest may include common and preferred stocks and other securities, such as convertible securities, warrants and stock options, having equity characteristics. Fixed income investments may include U.S. Government Securities, non-convertible debt of "investment grade" quality (E.G., which Moody's has rated Baa or higher or which S&P has rated BBB or higher, or if unrated, that the Investment Manager judges to be of comparable quality) and money market instruments. It currently is anticipated that the Portfolio will have no restrictions concerning the minimum or maximum maturity of its fixed income investments.

              It is anticipated that the Portfolio will use multiple Investment Managers to obtain expertise in both the equity and fixed-income markets. CCM Advisors will select the Investment Managers (subject to approval of the Fund's Board of Trustees) based on a variety of factors, including each Investment Manager's investment style and performance record, as well as the characteristics of each Investment Manager's typical investments. Investment policies will be structured so as to allow the Investment Managers to pursue the Portfolio's objectives in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of its shares.

              With respect to the fixed income portion of the Portfolio, the Investment Managers may vary the average maturity of the Portfolio's assets substantially and make buy and sell decisions, based upon their individual market analyses. Such analyses may consider, for example, interest rate trends and movements, yields, the quality and value (E.G., whether over- or under-valued) of particular securities, and the comparative risks and returns of alternative investment choices. With respect to equities, the Investment Managers expect to choose securities based upon a number of characteristics, based upon their individual investment strategies. These characteristics will differ, but may include, among others:

       - a market price that the Investment Manager judges to be significantly below the estimate of the intrinsic value of the company;

       -      favorable prospects for earnings growth;

       -      above average return on equity and dividend yield; and

       -      sound overall financial condition of the issuer.

          Investment Managers may decide to sell a security if they believe that the characteristics upon which they relied when purchasing the security are no longer applicable. Additionally, a security might be sold, for example, if a "target price" has been achieved, anticipated positive developments fail to materialize, or the stock becomes overweighted in the Portfolio.

RISK CONSIDERATIONS

       GENERAL

              An investment in a Portfolio, like any investment, will be subject to certain risks. The value of each Portfolio's investment will increase or decrease in response to company, market and/or economic conditions. This will cause the value of an interestholder's shares to increase or decrease, and an interestholder could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objectives. Each Investment Manager's ability to choose suitable investments for a Portfolio will have a significant impact on the Portfolio's ability to achieve its investment objective.

              The following describes the principal types of risks that the Fund currently anticipates will be applicable to each Portfolio. A Portfolio that does not list a particular risk may hold investments that are subject to that risk, but will not do so in a way that is expected to affect materially the Portfolio's overall performance.

     LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO

       RISK                                  DESCRIPTION

       Interest Rate and Credit Risk         Interest rate risk is the risk
                                             that fixed income securities will
                                             decline in value because of
                                             changes in interest rates.
                                             Generally, the value of fixed
                                             income securities falls when
                                             interest rates rise. The value of
                                             these securities may also fall as
                                             a result of other factors such as
                                             the financial condition of the
                                             issuer, the market perception of
                                             the issuer or general economic
                                             conditions. Another risk
                                             associated with interest rate
                                             changes is call risk. Call risk
                                             is the risk that during periods
                                             of falling interest rates, an
                                             issuer will "call" or repay a
                                             higher yielding bond before the
                                             maturity date of the bond.

                                             These investments also involve
                                             credit risk, the risk that the
                                             issuer may not be able to meet
                                             its obligation to pay interest or
                                             repay principal. Fixed income
                                             securities having longer
                                             maturities involve greater risk
                                             of fluctuations in value.

       Inflation Risk                        Inflation risk is the risk that
                                             the value of assets or income
                                             from investments will be less in
                                             the future as inflation decreases
                                             the value of money. As inflation
                                             increases, the value of the
                                             Portfolio's assets can decline as
                                             can the value of the Portfolio's
                                             distributions.

       Prepayment Risk                       Prepayment risk is the risk that
                                             the homeowners or consumers may
                                             repay mortgage or consumer loans,
                                             which may effect the yield of
                                             Prepayment Risk mortgage- or
                                             asset-backed securities that hold
                                             such loans.



     FULL MATURITY FIXED INCOME MASTER PORTFOLIO

       RISK                                  DESCRIPTION

       Use of Multiple Investment            The investment styles employed by
       Managers                              the Portfolio's Investment
                                             Managers may not be complementary
                                             and may result in the Portfolio
                                             holding certain types of
                                             securities or positions that
                                             offset the performance of other
                                             securities or positions. This
                                             focus may benefit or harm the
                                             Portfolio's performance depending
                                             on the performance of those
                                             securities and the overall
                                             economic environment. The use of
                                             multiple Investment Managers
                                             could result in a high level of
                                             portfolio turnover, resulting in
                                             higher brokerage expenses for the
                                             Portfolio and increased tax
                                             liability for interestholders due
                                             to the Portfolio's realization of
                                             capital gains.


       Interest Rate and Credit Risk         Interest rate risk is the risk
                                             that securities will decline in
                                             value because of changes in
                                             interest rates. Generally, the
                                             value of fixed income securities
                                             fall when interest rates rise.
                                             The value of these securities
                                             also may fall as a result of
                                             other factors such as the
                                             financial condition of the
                                             issuer, the market perception of
                                             the issuer or general economic
                                             conditions. Another risk
                                             associated with interest rate
                                             changes is call risk. Call risk
                                             is the risk that during periods
                                             of falling interest rates, an
                                             issuer will "call" or repay a
                                             higher yielding bond before the
                                             maturity date of the bond.

                                             These investments also involve
                                             credit risk, the risk that the
                                             issuer may not be able to meet
                                             its obligation to pay interest or
                                             repay principal. Fixed income
                                             securities having longer
                                             maturities involve greater risk
                                             of fluctuations in value.

       Fixed Income Securities Rated         Although debt securities rated
       Below High Quality                    below "high quality" generally
                                             offer the potential for higher
                                             yield than high quality debt
                                             securities, they generally
                                             involve greater risk. They may be
                                             subject to:

                                             -      Adverse changes in general
                                                    economic conditions and in
                                                    the industries in which
                                                    their issuers are engaged;

                                             -      Changes in the financial
                                                    conditions of their
                                                    issuers; and

                                             -      Price fluctuations in
                                                    response to changes in
                                                    interest rates.

                                             As a result, issuers of such debt
                                             securities are more likely than
                                             issuers of high quality debt
                                             securities to fail to repay
                                             principal and make interest
                                             payments or to default.

       Inflation Risk                        Inflation risk is the risk that
                                             the value of assets or income
                                             from investments will be less in
                                             the future as inflation decreases
                                             the value of money. As inflation
                                             increases, the value of the
                                             Portfolio's assets can decline as
                                             can the value of the Portfolio's
                                             distributions.

       Prepayment Risk                       Prepayment risk is the risk that
                                             the homeowners or consumers may
                                             repay mortgage or consumer loans,
                                             which may effect the yield of
                                             mortgage- or asset-backed
                                             securities that hold such loans.


     DIVERSIFIED EQUITY MASTER PORTFOLIO

       RISK                                  DESCRIPTION

       Use of Multiple Investment            The investment styles employed by
       Managers                              the Portfolio's Investment
                                             Managers may not be complementary
                                             and may result in the Portfolio
                                             holding certain types of
                                             securities or positions that
                                             offset the performance of other
                                             securities or positions. This
                                             focus may benefit or harm the
                                             Portfolio's performance depending
                                             on the performance of those
                                             securities and the overall
                                             economic environment. The use of
                                             multiple Investment Managers
                                             could result in a high level of
                                             portfolio turnover, resulting in
                                             higher brokerage expenses for the
                                             Portfolio and increased tax
                                             liability for interestholders due
                                             to the Portfolio's realization of
                                             capital gains.

       Market Value Risk                     The value of equity securities
                                             rise and fall based upon a
                                             variety of factors including
                                             activities of the company that
                                             issued the stock, conditions
                                             related to the industry of the
                                             issuer and general market and
                                             economic conditions.

     BALANCED MASTER PORTFOLIO

       RISK                                  DESCRIPTION

       Use of Multiple Investment            The investment styles employed by
       Managers                              the Portfolio's Investment
                                             Managers may not be complementary
                                             and may result in the Portfolio
                                             holding certain types of
                                             securities or positions that
                                             offset the performance of other
                                             securities or positions. This
                                             focus may benefit or harm the
                                             Portfolio's performance depending
                                             on the performance of those
                                             securities and the overall
                                             economic environment. The use of
                                             multiple Investment Managers
                                             could result in a high level of
                                             portfolio
                                             turnover, resulting in higher
                                             brokerage expenses for the
                                             Portfolio and increased tax
                                             liability for interestholders due
                                             to the Portfolio's realization of
                                             capital gains.

       Market Value Risk                     The value of equity securities
                                             rise and fall based upon a
                                             variety of factors including
                                             activities of the company that
                                             issued the stock, conditions
                                             related to the industry of the
                                             issuer and general market and
                                             economic conditions.

       Interest Rate and Credit Risk         Interest rate risk is the risk
                                             that fixed income securities will
                                             decline in value because of
                                             changes in interest rates.
                                             Generally, the value of fixed
                                             income securities fall when
                                             interest rates rise. The value of
                                             these securities also may fall as
                                             a result of other factors such as
                                             the financial condition of the
                                             issuer, the market perception of
                                             the issuer or general economic
                                             conditions. Another risk
                                             associated with interest rate
                                             changes is call risk. Call risk
                                             is the risk that during periods
                                             of falling interest rates, an
                                             issuer will "call" or repay a
                                             higher yielding bond before the
                                             maturity date of the bond.

                                             These investments also involve a
                                             risk that the issuer may not be
                                             able to meet its principal and
                                             interest payment obligations.
                                             Fixed income securities having
                                             longer maturities involve greater
                                             risk of fluctuations in value.


       Fixed Income Securities Rated         Although debt securities rated
       Below High Quality                    below "high quality" generally
                                             offer the potential for higher
                                             yield than high quality debt
                                             securities, they generally
                                             involve greater risk. They may be
                                             subject to:

                                             -      Adverse changes in general
                                                    economic conditions and in
                                                    the industries in which
                                                    their issuers are engaged;

                                             -      Changes in the financial
                                                    conditions of their
                                                    issuers; and

                                             -      Price fluctuations in
                                                    response to changes in
                                                    interest rates.


                                             As a result, issuers of such debt
                                             securities are more likely than
                                             issuers of high quality debt
                                             securities to fail to repay
                                             principal and make interest
                                             payments or to default.

       Inflation Risk                        Inflation risk is the risk that
                                             the value of assets or income
                                             from investments will be less in
                                             the future as inflation decreases
                                             the value of money. As inflation
                                             increases, the value of the
                                             Portfolio's assets can decline as
                                             can the value of the Portfolio's
                                             distributions.

ITEM 5. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.

       The response to Item 5 has been omitted pursuant to paragraph B(2)(b) of the General Instructions to Form N-1A.

ITEM 6. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE.

MANAGEMENT

       The Fund's Board of Trustees will be responsible for overseeing the general operations of the Fund and the Portfolios and will be responsible for reviewing and approving the Fund's contracts with CCM Advisors and the

Investment Managers. CCM Advisors will serve as the Fund's investment adviser and is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. It is anticipated that the Fund's officers will all be principals or employees of CCM Advisors. The officers will be responsible for the daily management and administration of the Fund's operations. Investment Managers of the Portfolios will be responsible for the investment of the assets or segments of the Portfolios that CCM Advisors assigns to them.

       The Portfolio has not retained the services of a principal underwriter or distributor because the interests in the Portfolios will be offered solely in private placement transactions.

INVESTMENT ADVISER

       CCM Advisors was established in September 2000 to become the investment adviser to the Fund upon the Fund's commencement of operations. CCM Advisors also plans to provide investment management services to other mutual funds as well as to individuals and institutional investors, including pension plans. CCM Advisors will provide investment advisory services to its clients, including the Fund, by assisting them in developing investment policies and objectives, providing guidance and advice in choosing an Investment Manager or investment program for the management of the client's assets, and by monitoring the performance of the client's account. CCM Advisors will not provide portfolio management services to its clients.

       CCM Advisors will be responsible for evaluating, nominating and monitoring the Fund's Investment Managers, and providing certain additional services to the Fund. It is anticipated that CCM Advisors will provide the following services and facilities to the Fund, among others: supervising, monitoring and evaluating the services provided by the Investment Managers and the administrative, accounting and other services provided to the Fund; developing investment programs; recommending Investment Managers for approval by the Board of Trustees; allocating assets among Investment Managers for the Portfolios with more than one Investment Manager; and furnishing such office space, equipment and personnel as are required to perform such services.

       For its services, it is expected that CCM Advisors will be entitled to receive a monthly fee at the below rates.

--------------------------------------------------------- -------------------------------------------------------

                          Fund                                   Advisory Fee (based on daily net assets)
--------------------------------------------------------- -------------------------------------------------------
     Limited Maturity Fixed Income Master Portfolio                               0.50%
--------------------------------------------------------- -------------------------------------------------------
      Full Maturity Fixed Income Master Portfolio                                 0.50%
--------------------------------------------------------- -------------------------------------------------------
          Diversified Equity Master Portfolio                                     0.75%
--------------------------------------------------------- -------------------------------------------------------
               Balanced Master Portfolio                                          0.75%
--------------------------------------------------------- -------------------------------------------------------


INVESTMENT MANAGERS

       CCM Advisors will recommend Investment Managers for approval by the Board of Trustees of the Funds. It is anticipated that the assets of the Portfolios will be allocated among the Investment Managers listed under "Investment Manager Profiles" below. CCM Advisors will select Investment Managers based upon their expertise in a particular investment technique. CCM Advisors may change the allocation of assets among these Investment Managers from time to time.

       The Fund and CCM Advisors have requested an exemptive order from the Securities and Exchange Commission to permit the Portfolios and CCM Advisors to enter into and materially amend certain Investment Sub-advisory Agreements with Investment Managers that are not affiliated with CCM Advisors without such agreements being approved by the Fund's interestholders. The requested exemptive order, if granted, would also permit the Fund to disclose only the aggregate fees paid to CCM Advisors and the fees paid to each Investment Manager that is affiliated with CCM Advisors. In addition, it is expected that the exemptive order will include the condition that within 90 days of hiring of any new Investment Managers, CCM Advisors will furnish shareholders of the Fund with an information statement about the new Investment Manager(s) and Investment Sub-advisory Agreement(s). Any changes to the Investment Advisory Contract between the Fund and CCM Advisors will still require shareholder approval.

       Subject to supervision by the Fund's Board of Trustees, the Fund's officers and CCM Advisors, each Investment Manager is expected to have complete discretion as to the purchase and sale of investments for its segment of a Portfolio consistent with the Portfolio's investment objective, policies and restrictions. Although the activities of the Investment Managers will be subject to general supervision by the Fund's Board of Trustees, the Fund's officers and CCM Advisors, none of the Board, the officers nor CCM Advisors will evaluate the merits of individual investment selections or investment decisions made by the Investment Managers.

       CCM Advisors will pay the fees of each Investment Manager. It is expected that each Investment Manager's fees will be computed as a percentage of assets under management and will not involve any performance or incentive fees. It is not anticipated that brokerage transactions in securities purchased and sold by the Portfolios will be permitted to be effected through brokerage affiliates of the Investment Managers.

INVESTMENT MANAGER PROFILES

       The Investment Managers will have no affiliation with CCM Advisors or the Fund's officers and directors, although they may be affiliated with CCM Advisors in the future. Each anticipated Investment Manager principally is engaged in managing institutional investment accounts. They may also serve as managers or advisers to other investment companies and other clients, including clients of CCM Advisors. It currently is anticipated that the Portfolios' Investment Managers will be as follows:

         Portfolio                                          Investment Manager
         ---------                                          ------------------
         Limited Maturity Fixed Income Master               The Patterson Capital Corporation
         Portfolio

         Full Maturity Fixed Income Master Portfolio        Baird Advisors
                                                            Western Asset Management Company

         Diversified Equity Master Portfolio                Cambiar Investors, Inc.
                                                            Freeman Associates Investment Management, LLC

         Balanced Master Portfolio                          Western Asset Management Company
                                                            Cambiar Investors, Inc.
                                                            Freeman Associates Investment Management, LLC

       The following profiles set forth information regarding the anticipated Investment Managers of each Portfolio and the persons (or groups) within such organizations expected to be responsible for making investment decisions for the
Portfolios:

       THE PATTERSON CAPITAL CORPORATION, 2029 Century Park East #2950, Los Angeles, California 90067, is a privately held advisory organization headed and controlled by Joseph B. Patterson. Patterson Capital provides investment management services to a variety of institutions, including investment companies and employee benefit plans, and has approximately $1.5 billion under management.

              JEAN M. CLARK, Portfolio Manager, AHA Investment Funds, Inc. (1991-present); Senior Vice President/Portfolio Manager, The Patterson Capital Corporation (1983-1988 and 1991-present).

              JOSEPH B. PATTERSON, Portfolio Manager, AHA Investment Funds, Inc. (1988-present); Chief Investment Strategist, The Patterson Capital Corporation (1977-present).

       BAIRD ADVISORS, 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202 is an institutional fixed income department within Robert W. Baird & Company, Inc. and has approximately $6.6 billion in assets under management.

              GARY A. ELFE. Senior Portfolio Manager, AHA Investment Funds, Inc. (1996-present); Managing Director, Baird Advisors (2000-present); prior thereto, Firstar Investment Research & Management Company, LLC (1978-2000).

              DANIEL A. TRANCHITA, CFA. Senior Portfolio Manager, AHA Investment Funds, Inc. (1999-present); Senior Vice President, Baird Advisors (2000-present); prior thereto, Firstar Investment Research & Management Company, LLC (1998-2000).

       WESTERN ASSET MANAGEMENT COMPANY, 117 East Colorado Boulevard, Pasadena, California 91105, is an independent affiliate of Legg Mason, Inc., a publicly held financial services organization that engages through its subsidiaries in the businesses of securities brokerage, investment management, corporate and public finance and real estate services. The firm manages more than $65.3 billion for its institutional clients, plus $11.0 billion of assets for mutual funds. Western Asset Management's Fixed-Income team has responsibility for the management of the Portfolios.

       CAMBIAR INVESTORS, INC., 2401 East Second Avenue, Suite 400, Denver Colorado 80206, is a wholly owned subsidiary of United Asset Management Corporation, a publicly held company. Cambiar was organized in 1973 and has approximately $2.2 billion of assets under management.

              MICHAEL S. BARISH. Portfolio Manager, AHA Investment Funds, Inc. (1988-present); Chairman, Cambiar Investors, Inc. (1973-present).

              BRIAN M. BARISH. Portfolio Manager, AHA Investment Funds, Inc. (1997-present); President, Cambiar Investors, Inc. (1997-present); prior thereto, Lazard Freres & Co. LLC (1993-1997).

              MICHAEL J. GARDNER. Portfolio Manager, AHA Investment Funds, Inc. (1999-present); Vice President, Cambiar Investors, Inc. (1995-present); prior thereto, Simmons & Company (1991-1995).

              MARIA L. AZARI, Portfolio Manager, AHA Investment Funds, Inc. (1998-present); Vice President, Cambiar Investors, Inc. (1997-present); prior thereto, Eaton Vance (1991-1996).

              ANITA A. ALDRICH, Portfolio Manager, AHA Investment Funds, Inc. (1999-present); Vice President, Cambiar Investors, Inc. (1999-present); prior thereto, Bankers Trust Company (1992-1999).

       FREEMAN ASSOCIATES INVESTMENT MANAGEMENT, LLC, 16236 San Dieguito Road, Suite 2-20, P.O. Box 9210, Rancho Santa Fe, California 92067, is wholly-owned by John D. Freeman. The firm changed its name effective January 18, 2001 from Investment Research Company, which was organized in 1985 and had approximately $1.9 billion of assets under management.

              JOHN D. FREEMAN, Portfolio Manager, AHA Investment Funds, Inc. (1996-present); President, Investment Research Company (1996-present); prior thereto, Portfolio Manager, Martingale Asset Management (1992-1996).

              JEFFREY NORMAN, Portfolio Manager, AHA Investment Funds, Inc. (1999-present); Senior Vice President, Investment Research Company.

ITEM 7. INTERESTHOLDER INFORMATION.

PURCHASE OF SHARES

       Upon commencement of the Fund's operations, shares of each Portfolio will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Shares will not be available for purchase by individuals. Investments in the Portfolios may be made only by registered and unregistered investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement is not an offer to sell or the solicitation of an offer to buy any "security" within the meaning of the 1933 Act.

       Each interestholder of a Portfolio may add to or reduce its investment on any business day. The interestholder's percentage of the aggregate shares in a Portfolio will be computed as the percentage equal to the fraction (1) the numerator of which is the beginning of the day value of such interestholder's investment in the Portfolio on such day plus or minus the amount of any additions to or withdrawals from the interestholder's investment in the Portfolio effected on such day, and (2) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all interestholders of the Portfolio. This percentage will be applied to determine the value of the interestholder's interest in the Portfolio as of the close of business.

       An investment will be made without a sales load at the net asset value next determined after the receipt of an interestholder's funds by the Fund's Custodian, provided that a purchase order has been received by the Fund's transfer agent. It is expected that there will be no minimum initial or subsequent investment. The Portfolios will reserve the right to cease accepting investments at any time or to reject any investment order.

       ALL PURCHASE ORDERS MUST SPECIFY THE PORTFOLIO OR PORTFOLIOS IN WHICH INVESTMENTS ARE TO BE MADE.

PRICING OF FUND SHARES

       Net asset value per share will be computed separately for each Portfolio once daily as of the close of regular session trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern time). A Portfolio's net asset value per share may also be computed on other days when there is a sufficient degree of trading in the securities held by that Portfolio if a purchase or redemption request is received on that day. The net asset value per share will not be determined on holidays observed by the NYSE.

       Net asset value per share for each Portfolio will be calculated by dividing the market value of all of the Portfolio's investments plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses, but excluding capital and surplus), by the number of shares of that Portfolio outstanding. Prices of shares of each Portfolio will fluctuate daily based on changes in the values of securities held by that Portfolio. If market quotations are not readily available, a security will be valued at fair value as determined under procedures adopted by the Board of Trustees of the Fund. Debt securities held by the Portfolios with remaining maturities of 60 days or less, will be valued at amortized cost, absent unusual circumstances.

REDEMPTION OR REPURCHASE

       An interestholder may redeem its investment at the next determined net asset value if a withdrawal request in proper form is furnished by the interestholder to the Fund's transfer agent by the designated cutoff time (usually 4:00 p.m., Eastern time) on any business day. The proceeds of a withdrawal will be paid in federal funds, normally on the business day the withdrawal is effected, but in any event within seven days. Investments in a Portfolio may not be transferred.

       The Fund may suspend redemptions or postpone payment of withdrawal proceeds when the NYSE is closed (other than for weekends or holidays) or trading on the NYSE is restricted, or to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DIVIDENDS, DISTRIBUTIONS AND TAXES

       The assets, income, and distributions of each Portfolio will be managed in such a way that an interestholder will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code (the "Code") for qualification as a regulated investment company, assuming that the interestholder invested all of its assets in that Portfolio and that the interestholder otherwise complied with the provisions of Subchapter M applicable to it.

       The net income of a Portfolio will consist of (1) all income accrued less the amortization of any premium on its assets, less (2) all actual and any accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. Income will include discount earned (including both original issue and, by election, market discount) on discount paper accrued to the date of maturity and any net realized gains or losses on the assets of the Portfolio. All of the net income or loss of a Portfolio will be allocated among its interestholders in accordance with their shares (unless another sharing method is required for federal income tax reasons, in accordance with the share method adopted by the trustees).

       The Fund will not be subject to any federal income tax. However, each interestholder of a Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the Fund and the Portfolio) of the Portfolio's ordinary income and capital gain in determining its or its shareholders' income tax liability. The determination of such share will be made in accordance with an allocation method designed to satisfy the Code and its regulations. Distributions of net income and capital gain will be made pro rata to interestholders in accordance with their investment in a Portfolio. For federal income tax purposes, however, income, gain, or loss may be allocated in a manner other than pro rata, if necessary to reflect gains or losses properly allocable to fewer than all interestholders as a result of contributions of securities to a Portfolio or redemptions of portions of an interestholder's unrealized gain or loss in assets of a Portfolio.

       A Portfolio that invests in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Any such taxes will be allocated pro rata among its interestholders in the same manner as income and loss. Generally, U.S. taxpayers may deduct foreign taxes in computing their income (as a miscellaneous itemized deduction in the case of an individual) or, alternatively, use them as foreign tax credits against their U.S. federal income taxes, subject to applicable limitations under the Code.

       If more than 50% of a regulated investment company's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the regulated investment company may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by it, with the result that shareholders would be required to include such taxes in their gross incomes, would treat such taxes as foreign taxes paid by them, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code. Each interestholder which is a regulated investment company must evaluate whether it is eligible for this election.

       The foregoing is a general and abbreviated summary of the provisions of the Code presently in effect as they directly govern the taxation of a Portfolio. Interestholders and their shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Portfolios and their interestholders, and concerning any possible state, local, or foreign tax treatment of the Portfolios and their interestholders.

ITEM 8. DISTRIBUTION ARRANGEMENTS.

       The business affairs of the Fund will be managed under the direction of its Board of Trustees. The offices of the Fund will be located at 190 S. LaSalle Street, Suite 2800, Chicago, Illinois 60603.

MASTER/FEEDER STRUCTURE

       Certain interestholders of a Portfolio will be open-end investment companies and unregistered investment companies that seek to achieve their investment objectives by investing all of their investable assets in one or more corresponding Portfolios of the Fund (called "feeder funds"). The Fund will be a "master" fund in the "master/feeder" structure. Each feeder fund will have the same investment objective, policies and limitations as the corresponding Portfolio in which it invests.

       A non-accredited investor may not purchase an interest in a Portfolio, but instead, upon commencement of the Fund's operations, may purchase shares in a corresponding feeder fund that invests all of its assets in the Portfolio. Investors other than feeder funds may also be permitted to invest in a Portfolio. All other investors will invest in the Portfolio on the same terms and conditions as the feeder funds, although there may be different administrative and other expenses. Therefore, the feeder funds may have different returns than other interestholders in a Portfolio.

ITEM 9. FINANCIAL HIGHLIGHTS.

       The response to Item 9 has been omitted pursuant to paragraph B(2)(b) of the General Instructions to Form N-1A.

                                CCM PARTNER FUNDS

                 LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO
                   FULL MATURITY FIXED INCOME MASTER PORTFOLIO
                       DIVERSIFIED EQUITY MASTER PORTFOLIO
                            BALANCED MASTER PORTFOLIO

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 20, 2001

ITEM 10. COVER PAGE AND TABLE OF CONTENTS.

       CCM Partner Funds (the "Fund") is an open-end, management investment company. The Fund is a "series fund," which is a mutual fund divided into separate portfolios. This Part B is not a prospectus and should be read in conjunction with the Fund's Part A, also dated March 20, 2001. All terms used in this Part B that are defined in Part A have the meanings assigned in Part A. A copy of Part A may be obtained without charge by writing CCM Partner Funds, 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The Fund's Registration Statement may be examined at the office of the Securities and Exchange Commission ("SEC") in Washington, D.C.

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Trust History ....................................................         1
Description of the Portfolio and Its Investments and Risks .......         2
Management of the Trust...........................................        13
Control Persons and Principal Holders of Securities...............        14
Investment Advisory and Other Services ...........................        15
Brokerage Allocation and Other Practices..........................        16
Capital Stock and Other Securities................................        16
Purchase, Redemption and Pricing of Interests.....................        17
Taxation of the Trust ............................................        18
Underwriters......................................................        18
Calculation of Performance Data ..................................        18
Financial Statements..............................................        18
Appendix..........................................................       A-1

ITEM 11. TRUST HISTORY.

       The Fund is an open-end, management investment company, organized on December 27, 2000 as a business trust under the laws of the State of Delaware. The Fund is a "series fund," which is a mutual fund divided into separate portfolios. This is Part B for the LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO (the "Limited Maturity Portfolio"), FULL MATURITY FIXED INCOME MASTER PORTFOLIO (the "Full Maturity Portfolio"), DIVERSIFIED EQUITY MASTER PORTFOLIO (the "Diversified Equity Portfolio") and BALANCED MASTER PORTFOLIO (the "Balanced Portfolio", and with each of the Limited Maturity Portfolio, the Full Maturity Portfolio and the Diversified Equity Portfolio, the "Portfolios"). Each Portfolio is a diversified portfolio of the Fund. Each Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"). From time to time, other portfolios may be established and sold pursuant to other offering documents. The Fund has not yet commenced operations. The Fund anticipates that it will commence operations after it obtains an order from the Securities and Exchange Commission exempting it from certain provisions of the 1940 Act. SEE ITEM 6 "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE - INVESTMENT MANAGERS" IN PART A TO THIS REGISTRATION STATEMENT.

       Upon commencement of the Fund's operations and subject to the approval of the Fund's Board of Trustees, it is anticipated that CCM Advisors, LLC ("CCM Advisors") will become the Fund's investment adviser, and will select the Portfolios' Investment Managers. CCM Advisors expects that each Portfolio, except the Limited Maturity Portfolio, will have multiple Investment Managers. CCM Advisors will divide the assets of those Portfolios into segments, with a separate Investment Manager investing each segment with a specific investment style.

       Upon commencement of the Fund's operations, shares of beneficial interest ("shares") of each Portfolio will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in a Portfolio may be made only by investment companies or certain other entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. Organizations or other entities that hold shares of a Portfolio may be referred to herein as "feeder funds" or "interestholders."

ITEM 12. DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS.

       The following information supplements and should be read in conjunction with Item 4 in Part A.

       INVESTMENT OBJECTIVES. The Fund is an open-end, diversified management investment company. The anticipated investment objective of each Portfolio is set forth in Item 4, "Investment Objectives, Principal Strategies and Related Risks -- Investment Objectives," of Part A. The investment objective of each Portfolio may be changed without approval by the holders of a majority (as defined by the 1940 Act) of such Portfolio's outstanding voting shares. The differences in objectives and policies among each Portfolio determines the types of portfolio securities in which each Portfolio will invest and can be expected to affect the degree of risk to which each Portfolio is subject and, ultimately, the performance of each Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

INVESTMENT RESTRICTIONS

       FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the anticipated investment policies and restrictions enumerated in Part A, the investment restrictions listed below will likely be adopted by the Fund as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities, as defined in the 1940 Act. For a Portfolio to alter a fundamental policy requires the affirmative vote of the holders of the lesser of (a) 67% or more of the shares of a Portfolio present at a meeting of interestholders, if the holders of at least 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. No Portfolio may:

1. make any investment inconsistent with the Portfolio's classification as a diversified company under the 1940 Act. This restriction will not apply to any Portfolio classified as a non-diversified company under the 1940 Act.

2. purchase a security, other than Government Securities, if as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of any one issuer, or the Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

3. purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers in any one industry.

4. purchase the securities of any issuer, if as a result of such purchase more than 10% of the value of the Portfolio's total assets would be invested in securities that are illiquid. (As a matter of non-fundamental policy, repurchase agreements maturing in more than seven days, certain time deposits and over-the-counter options are considered to be illiquid).

5. issue senior securities as defined in the Act or borrow money, except that a Portfolio may borrow from banks for temporary or emergency purposes (but not for investment), in an amount up to 10% of the value of its total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While any such borrowings exist for a Portfolio, it will not purchase securities. (However, a Portfolio which is authorized to do so by its investment policies may lend securities, enter into repurchase agreements without limit and reverse repurchase agreements in an amount not exceeding 10% of its total assets, purchase securities on a when- issued or delayed delivery basis and enter into forward foreign currency contracts.)

6. purchase the securities (other than Government Securities) of an issuer having a record, together with predecessors, of less than three years' continuous operations, if as a result of such purchase more than 5% of the value of the Portfolio's total assets would be invested in such securities.

7. make short sales of securities or purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of securities.

8. engage in the underwriting of securities except insofar as a Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security.

9. purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that a Portfolio may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

10. make loans of money or securities, except through the purchase of permitted investments (including repurchase and reverse repurchase agreements) and through the loan of securities (in an amount not exceeding one-third of total assets) by any Portfolio.

11. purchase or sell commodities, except that the Portfolios may purchase and sell financial futures contracts and options on such contracts and may enter into forward foreign currency contracts and engage in the purchase and sale of foreign currency options and futures.

12. invest more than 5% of the value of a Portfolio's total assets in warrants, including not more than 2% of such assets in warrants not listed on a U.S. stock exchange. (Rights and warrants attached to, received in exchange for, or as a distribution on, other securities are not subject to this restriction.)

13. pledge, hypothecate, mortgage or otherwise encumber its assets, except as necessary to secure permitted borrowings. (Collateral arrangements and initial margin with respect to permitted options on securities, financial futures contracts and related options, and arrangements incident to other permitted practices, are not deemed to be subject to this restriction.)

       For purposes of these investment restrictions and other limitations, all percentage limitations will apply at the time of a purchase or other transaction. Any subsequent change in a percentage resulting from market fluctuations or other changes in the amount of total assets will not require the sale or disposition of an investment or any other action.

       NON-FUNDAMENTAL INVESTMENT RESTRICTION. The Fund also has adopted the following additional restriction with respect to the Fund (which may be changed by the Board of Trustees without interestholder approval). Under this additional restriction, the Fund may not invest for the purpose of exercising control or management of another company.

PORTFOLIO SECURITIES

       INVESTMENT POLICIES AND PRACTICES. The sections below describe, in greater detail than in Part A, some of the different types of investments which may be made by the Portfolios and the different investment practices in which the Portfolios may engage upon commencement of the Fund's operations. The anticipated general investment objectives of the Portfolios are set forth in Part A.

       SHORT TERM INVESTMENTS

       Each of the Portfolios may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations, and the other obligations discussed below.

       It is currently anticipated that the short-term investments of the Portfolios in bank obligations (including certificates of deposit, bankers' acceptances, time deposits and letters of credit) will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to the additional risks of the types generally associated with investment in foreign securities. SEE "FOREIGN SECURITIES." Similar risks may apply to obligations of foreign branches of U.S. banks. There currently are no reserve requirements applicable for obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

       It is anticipated that commercial paper constituting the short-term investments of the Portfolios must be rated within the two highest grades by Standard & Poor's ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment of the Portfolios, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified by the Fund upon the approval of its Board of Trustees. Information concerning corporate securities ratings is found in the Appendix.

       Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the borrower. They permit daily changes in the amounts borrowed. The amount under the note may be increased at any time by the Portfolio making the investment up to the full amount provided by the note agreement, or may be decreased by the Portfolio. The borrower may prepay up to the full amount of the note without penalty. These notes may in some cases be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Investments in bank time deposits and master demand notes are subject to limitations on the purchase of securities that are restricted or illiquid. See "Restricted and Illiquid Securities." No Portfolio intends to purchase any non-negotiable bank time deposits or master demand notes during the coming year.

       REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements involving the types of securities which are eligible for purchase by that Portfolio. However, it is expected that there will be no limitation upon the maturity of the securities underlying the repurchase agreements.

       Repurchase agreements, which may be viewed as a type of secured lending by the Portfolios, typically involve the acquisition by a Portfolio of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

       While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Portfolio will follow procedures designed to minimize such risks. These procedures include a requirement that the Investment Managers effect repurchase transactions only with large, well-capitalized United States financial institutions approved by them as creditworthy based upon periodic review under guidelines established and monitored by the Board of Trustees of the Fund. In addition, the value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in a segregated account on behalf of a Portfolio, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercise of a Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is anticipated that each Fund, as a policy, will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amount to more than 10% of its total assets. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Managers, liquidity or other considerations warrant.

       REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. These agreements, in which a Portfolio would sell the security underlying the repurchase agreement for cash and be obligated to repurchase the security, involve a form of leverage to the extent the Portfolio may invest the cash received and involve risks similar to repurchase agreements. Although this practice, if successful, may help a Portfolio increase its income or net assets through the investment of the cash received in a reverse repurchase agreement, if the return on those investments is inadequate or they decline in value during the term of the agreement, the income or the net assets of the Portfolio would be adversely affected as compared to its income and net assets absent the transaction. No Portfolio intends to enter into reverse repurchase agreements during the next year.

       TYPES OF DEBT SECURITIES

       The debt obligations in which the Portfolios may invest are subject to certain quality limitations and other restrictions. Permissible investments may include money market instruments and other types of obligations. See "Short-Term Investments" and "Convertible Securities." Debt obligations are subject to various risks as described in Part A. In addition, interestholders should recognize that, although securities ratings issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. As noted in Part A, changes in interest rate levels cause fluctuations in the prices of debt obligations and will, therefore, cause fluctuations in net asset values per share of the Portfolios.

       Applicable quality limitations of the Portfolios, as described in Part A, may require that debt securities purchased by the Limited Maturity Fixed Income Portfolio and the Diversified Equity Portfolio be rated at the time of purchase "A" or higher by S&P or Moody's or, if unrated, be of comparable quality as determined by the Investment Manager and that such securities purchased by the Full Maturity Fixed Income Portfolio and the Balanced Portfolio be rated at the time of purchase "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, be of comparable quality as determined by the Investment Manager. Although unrated securities eligible for purchase by the Portfolios must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

       Subsequent to the purchase of a debt security by a Portfolio, the ratings or credit quality of a debt security may deteriorate. A portfolio is not required to sell a security if its credit quality or rating deteriorates after its purchase. However, the Investment Managers of the Portfolios will evaluate and monitor the quality of all investments, including bonds rated lower than BBB or Baa, and will dispose of investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure that a Portfolio's overall investments are constituted in a manner consistent with its investment objective.

       The economy and interest rates affect lower rated obligations differently from other securities. For example, the prices of these obligations have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Portfolios' Investment Managers to accurately value such obligations and the Portfolios' assets, and may also adversely impact the Portfolios' ability to dispose of the obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

       GOVERNMENT SECURITIES. Government securities include obligations issued by the U.S. Government, such as U.S. Treasury bills, notes and bonds, which differ as to their maturities at the time of issuance. Government Securities also include obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, such as obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee or U.S. Treasury backing.

       ZERO COUPON SECURITIES. Debt securities purchased by the Portfolios may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment that year. It is not anticipated that any Portfolio will invest more than 5% of its assets in zero coupon securities during the next year.

       VARIABLE RATE SECURITIES. Debt obligations purchased by the Portfolios may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Portfolio that holds the security may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

       MORTGAGE-BACKED SECURITIES. The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which these Portfolios may invest include collateralized mortgage obligations ("CMOs") and REMIC interests. CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986 and have the same characteristics as CMOs. It is expected that the amount of privately issued mortgage-backed securities that may be purchased by a Portfolio may not exceed 10% of the value of the Portfolio's total assets, and the securities of any one such issuer purchased by a Portfolio may not exceed 5% of the value of the Portfolio's total assets.

       The Portfolios may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently tradable securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid.

       Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Portfolio must be reinvested in other securities. As a result, prepayments in excess of those anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interests rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

       ASSET-BACKED SECURITIES. Each of the Portfolios may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

       TYPES OF EQUITY SECURITIES

       The Diversified Equity Portfolio and the Balanced Portfolio may purchase equity securities, including common and preferred and convertible preferred stocks and securities having equity characteristics such as rights, warrants and convertible debt securities. See "Convertible Securities." Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating" which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those that determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants are subject to certain limitations. See "Investment Restrictions."

       CONVERTIBLE SECURITIES

       The Diversified Equity Portfolio and the Balanced Portfolio may purchase securities of this type, including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

       Convertible securities have an "investment value" which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior nonconvertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values. However, there is no assurance that any premium above investment value or conversion value will be recovered because price changes and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

       FOREIGN SECURITIES

       Each Portfolio may invest up to 10% of its total assets, at the time of purchase, in foreign securities. As discussed in Part A, each Portfolio may in addition invest in securities of certain Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") in an amount not to exceed 20% of a Portfolio's total assets at the time of purchase.

       Foreign securities may be affected by changes in currency exchange rates, exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization or confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than domestic issues and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

       Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Portfolios may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Portfolios may also utilize forward foreign currency contracts as described below.

       DERIVATIVE INSTRUMENTS

       In pursuing its investment objectives, each Portfolio may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign current exchange contracts for hedging purposes.

       OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

       There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise and skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

       There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying securities unless the option expired without exercise. As the writer of a covered call option, a Portfolio foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

       If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

       OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

       Conversely, where the Investment Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Portfolio) a Portfolio may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

       Each Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and a Portfolio would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

       Each Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, or liquid assets in a segregated account with the custodian.

       Each Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

       FORWARD FOREIGN CURRENCY CONTRACTS

       The Portfolios may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a foreign contract for the purchase or sale of the amount of foreign currency invested in a foreign security, a Portfolio can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Portfolio holds the foreign security ("position hedging"). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged security should rise. The Portfolios will not speculate in foreign currency contracts. If a Portfolio enters into a "position hedging transaction," which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the amount of the Portfolio's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Portfolio's commitments with respect to such contracts. A Portfolio will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by its Investment Managers. The Portfolios will not enter into forward contracts for terms of more than one year.

       Each Portfolio also has the authority to engage in transactions in foreign currency options and futures, but the Portfolios have no intention to do so during the next year. These options and futures are similar to options and futures on securities, except they represent an option to purchase or to sell an amount of a specified currency prior to expiration of the option at a designated price (in the case of a currency option), or a contract to purchase or deliver a specified amount of currency at an agreed upon future time and price (in the case of a currency future). Such transactions would be used for purposes similar to those described above for forward foreign currency contracts.

       SECURITIES LOANS

       Consistent with applicable regulatory requirements, the Portfolios may lend their United States Portfolio securities (in an amount not exceeding one-third of a Portfolio's total assets) to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

       A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of securities will only be made to firms deemed by the Fund's management to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Portfolio which made the loan.

       When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Portfolios will pay reasonable finder's, administrative and custodial fees in connection with loans of securities. A Portfolio will not lend securities if to do so would cause it to have loaned securities in excess of one-third of the value of the Portfolio's total assets, measured at the time of such loan. The Portfolios may lend foreign securities consistent with the foregoing requirements, but none of the Portfolios have any intention to do so in the foreseeable future.

       RESTRICTED AND ILLIQUID SECURITIES

       Each Portfolio may invest up to 10% of the value of its total assets, measured at the time of investment, in restricted and illiquid securities. Restricted securities are securities which are subject to restrictions on resale because they have not been registered under the 1933 Act. Illiquid securities are securities which may be subject to other types of resale restrictions or which have no readily available markets for their disposition. These limitations on resale and marketability may have the effect of preventing a Portfolio from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Portfolio might have to bear the expense and incur the delays associated with effecting registration. In purchasing restricted securities, the Portfolios do not intend to engage in underwriting activities, except to the extent a Portfolio may be deemed to be a statutory underwriter under the 1933 Act in disposing such securities. It is expected that restricted securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. Under the Fund's anticipated policies, securities available for purchase and sale in accordance with Rule 144A under the 1933 Act are treated as restricted securities for the purposes of the limitation set forth above.

       TEMPORARY INVESTMENTS

       Each Portfolio may invest in corporate or U.S. government obligations or hold cash or cash equivalents if the Portfolio's Investment Manager determines that a temporary defensive position is advisable. During those periods, a Portfolio's assets may not be invested in accordance with its strategy and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

       It is anticipated that there will be no fixed limitations regarding portfolio turnover. Although the Portfolios generally will not trade for short-term profits, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the turnover rate for a particular Portfolio will be higher than that of other investment companies and portfolios with similar investment objectives. It currently is estimated that the portfolio turnover rates of the Limited Maturity Portfolio and the Full Maturity Portfolio will not exceed 350%. The turnover rates of these Portfolios reflect the effect of their policies to alter their maturity structures in response to market conditions. It currently is estimated that the turnover rate for the fixed income segment of the Balanced Portfolio will not exceed 200%, and that the portfolio turnover rate of the Diversified Equity Portfolio and the equity segment of the Balanced Portfolio will not exceed 150%. The Balanced Portfolio's assets may be shifted between fixed income and equity securities, but it is estimated that overall portfolio turnover rate of this Portfolio will not exceed 200%. Decisions to buy and sell securities will be made by the Portfolios' Investment Managers for the assets assigned to them. Investment Managers will make decisions to buy or sell securities independently from other Investment Managers. Thus, one Investment Manager may sell a security while another Investment Manager for the same Portfolio is purchasing the same security. In addition, when an Investment Manager's services are terminated, the new Investment Manager may restructure the Portfolio. These practices will result in higher portfolio turnover rates. Brokerage costs are commensurate with the rate of portfolio activity so that a Portfolio with higher turnover will incur higher brokerage costs.

ITEM 13. MANAGEMENT OF THE TRUST.

       Upon commencement of the Fund's operations, the Fund's Board of Trustees will have the overall responsibility for supervising the operations of the Fund and the services provided to the Fund and its Portfolios by CCM Advisors, the Investment Managers and other organizations. The following information supplements and should be read in conjunction with the Part A section entitled "Management, Organization and Capital Structure." The Fund has not yet commenced operations and currently has one Trustee. The sole Trustee, who is also the President of the Fund, is listed below, together with information as to his principal business occupations during at least the last five years. The address of the sole Trustee is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The sole Trustee is deemed to be an "interested person" of the Fund, as defined in the 1940 Act.

                                                    PRINCIPAL OCCUPATION DURING
NAME (AGE) AND POSITION WITH THE TRUST                DURING THE LAST 5 YEARS
--------------------------------------                -----------------------
Douglas D. Peabody (37), Sole Trustee     Managing Director, CCM Advisors, LLC since January
                                          2001; Managing Director, Convergent Capital
                                          Management since 1999; Eager Manager Advisory
                                          Services, from 1996 to 1999.


       All Trustees and officers who are affiliated with the Fund or CCM Advisors will not receive compensation from the Fund. It is anticipated that, prior to or upon commencement of the Fund's operations, Mr. Peabody will appoint additional trustees and officers of the Fund.

       The Fund's Declaration of Trust provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Fund. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ITEM 14. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

       The Fund has not yet commenced operations and has no interestholders as of the date of this registration statement.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES.

       The following information supplements and should be read in conjunction with Item 6 in Part A.

INVESTMENT ADVISER

       It is anticipated that CCM Advisors will serve as the Fund's investment adviser. CCM Advisors is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 and was established in September 2000. CCM Advisors is majority owned by Convergent Capital Management Inc. ("CCM"). CCM is a holding company that is in the business of acquiring financial services companies, including registered investment advisers.

       For its services upon the commencement of the Fund's operations, it is expected that CCM Advisors will be entitled to receive a monthly fee at the below rates.

--------------------------------------------------------- -------------------------------------------------------

                          Fund                                   Advisory Fee (based on daily net assets)
--------------------------------------------------------- -------------------------------------------------------
     Limited Maturity Fixed Income Master Portfolio                               0.50%
--------------------------------------------------------- -------------------------------------------------------
      Full Maturity Fixed Income Master Portfolio                                 0.50%
--------------------------------------------------------- -------------------------------------------------------
          Diversified Equity Master Portfolio                                     0.75%
--------------------------------------------------------- -------------------------------------------------------
               Balanced Master Portfolio                                          0.75%
--------------------------------------------------------- -------------------------------------------------------

 CUSTODIAN AND TRANSFER AGENT

       The Fund has not yet commenced operations and, therefore, has no custodian or transfer agent.

ACCOUNTING SERVICES

       The Fund has not yet commenced operations and, therefore, has not entered into an accounting services agreement.

INDEPENDENT AUDITORS

       The Fund has not yet commenced operations and, therefore, has no independent auditor.


ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES.

       GENERAL. It is anticipated that each Investment Manager will place orders on behalf of the Portfolios for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, will be made in the best judgment of such Investment Manager and in a manner deemed fair and reasonable to interestholders. It is not currently anticipated that Investment Managers will use affiliated brokers to effect transactions in securities. In executing portfolio transactions and selecting brokers or dealers, the Investment Manager will seek to obtain the best overall terms available for the Portfolios. In assessing the best overall terms available for any transaction, the Investment Manager will consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration will be prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Portfolios may transact business offer commission rebates to the Portfolios. The Investment Managers will consider such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid will be evaluated by the Investment Managers based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers will also be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

       BROKERAGE COMMISSIONS AND OWNERSHIP OF SECURITIES OF REGULAR BROKER/DEALERS. Because the Fund has not yet commenced operations, it has not paid brokerage commissions and does not own any securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act, as of the date of this registration statement.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES.

       Pursuant to the Fund's Declaration of Trust, the Trustees are authorized to issue shares of beneficial interests in the Portfolios. Interestholders of the Portfolios will be entitled to participate pro rata in distributions of taxable income, loss, gain and credit of such Portfolio. Upon liquidation or dissolution of a Portfolio, interestholders will be entitled to share pro rata in the Portfolio's net assets available for distribution to its interestholders. Investments in a Portfolio will have no preference, pre-exemptive, conversion or similar rights and will be fully paid and non-assessable, except as set forth below. Investments in the Portfolios may not be transferred. No certificates will be issued.

       Each interestholder will be entitled to vote, with respect to matters affecting the Fund's portfolio, in proportion to the amount of its investment in the Fund. Interestholders will not have cumulative voting rights, and interestholders holding more than 50% of the aggregate shares of beneficial interest in the Fund may elect all of the Trustees of the Fund if they choose to do so and in such event the other interestholders of the Fund would not be able to elect any Trustee. The Fund will not be required to hold annual meetings of interestholders but the Fund may hold special meetings of interestholders when in the judgment of the Fund's Board of Trustees it is necessary or desirable to submit matters for an interestholder vote.

       Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting interests of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding interests of each Portfolio affected by such matter. Rule 18f-2 further provides that a Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of such Portfolio in the matter are identical or that the matter does not affect any interest of such Portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

ITEM 18. PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

       The following information supplements and should be read in conjunction with Item 7 in Part A.

       PURCHASE OF INTERESTS. Upon the commencement of the Fund's operations, shares of beneficial interest in the Portfolios will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolios may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

       SUSPENSION OF REDEMPTIONS. The Fund may suspend redemptions or postpone payment of withdrawal proceeds when the New York Stock Exchange (the "NYSE") is closed (other than for weekends or holidays) or trading on the NYSE is restricted, or to the extent otherwise permitted by the 1940 Act, if an emergency exists.

       NEW YORK STOCK EXCHANGE CLOSINGS. The holidays on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       PRICING OF SECURITIES. Upon the commencement of the Fund's operations, net asset value per share will be computed separately for each Portfolio once daily as of the close of regular session trading on the

NYSE (usually 4:00 p.m., Eastern time). A Portfolio's net asset value per share may also be computed on other days when there is a sufficient degree of trading in the securities held by that Portfolio if a purchase or redemption request is received on that day. The net asset value per share will not be determined on holidays observed by the NYSE.

       Net asset value per share for each Portfolio will be calculated by dividing the market value of all of the Portfolio's investments plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses, but excluding capital and surplus), by the number of shares of that Portfolio outstanding. Prices of shares of each Portfolio fluctuate daily based on changes in the values of securities held by that Portfolio. If market quotations are not readily available, a security will be valued at fair value as determined under procedures adopted by the Board of Trustees of the Fund. Debt securities held by the Portfolios with remaining maturities of 60 days or less, will be valued at amortized cost, absent unusual circumstances.


ITEM 19. TAXATION OF THE TRUST.

       The Fund is organized as a business trust under Delaware law. Under the Fund's current classification for federal income tax purposes, it is intended that the Portfolios will be treated as partnerships for such purposes, and, therefore, the Portfolios will not be subject to any federal income tax. However, each interestholder of a Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the Fund) of the Portfolio's income and gains in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

       The Fund's taxable year-end is the last day of June. Although the Portfolios will not be subject to federal income tax, they will file appropriate federal income tax returns.

       It is intended that each Portfolios' assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Portfolios, provided that the regulated investment company meets other requirements for such qualification not within the control of the Portfolios (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

       A Portfolio may be subject to foreign withholding and other taxes with respect to income on certain securities of non-U.S. issuers. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. It is not possible to determine a Portfolio's effective rate of foreign tax in advance, since the amount of the Portfolio's assets to be invested within various countries is not known. The Fund anticipates that an interestholder qualifying as a "regulated investment company" (a "RIC") and investing substantially all of its assets in a Portfolio will be able to pass through to its interestholders a foreign tax credit or deduction if the interestholders itemize deductions for federal income tax purposes with respect to the foreign withholding taxes paid by the Portfolio, if any.

       Foreign exchange gains and losses realized by a Portfolio will generally be treated as ordinary income and losses for federal income tax purposes. A Portfolio may invest in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If a Portfolio does invest in passive foreign investment companies, its interestholders may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If a Portfolio is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Portfolio may have taxable income from such investment regardless of whether or not the Portfolio receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to enable any interestholder that is a RIC to distribute its share of this income and avoid a tax, the Portfolio may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Portfolio.

       A Portfolio's investment in certain securities purchased at a market discount will cause the Portfolio to recognize income prior to the receipt of cash payments with respect to those securities. In order to enable any interestholder which is a RIC to distribute its share of this income and avoid a tax, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

       A Portfolio's transactions in options, foreign currency forward contracts and futures contracts, if any, will be subject to special tax rules that may affect the amount, timing, and character of Portfolio income. For example, certain positions held for the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if sold) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held for the Portfolio that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Portfolio losses and adjustments in the holding periods of Portfolio securities. Certain tax elections exist for straddles that may alter the effects of these rules. Each Portfolio intends to limit its activities in options, foreign currency forward contracts, and futures contracts to the extent necessary to enable any interestholder which is a RIC to meet the requirements of Subchapter M of the Code.

       There are certain tax issues that will be relevant to only certain interestholders, specifically, interestholders which are segregated asset accounts and interestholders who contribute assets other than cash to a Portfolio. It is intended that such segregated asset accounts will be able to satisfy diversification requirements applicable to them and that such contributions of assets will not be taxable provided certain requirements are met. Such interestholders are advised to consult their own tax advisors as to the tax consequences of an investment in a Portfolio.

       The above discussion does not address the special tax rules applicable to certain classes of interestholders, such as tax-exempt entities, insurance companies, and financial institutions, or the state, local, or non-U.S. tax laws that may be applicable to certain interestholders. Interestholders should consult their own tax advisors with respect to the special tax rules that may apply in their particular situations, as well as the state, local, or foreign tax consequences to them of investing in a Portfolio.


ITEM 20. UNDERWRITERS.

       The Fund has not retained the services of a principal underwriter or distributor, as interests in the Portfolios will be offered solely in private placement transactions. Investment companies, insurance company separate accounts, common and commingled trust funds, other collective investment vehicles and similar organizations and entities may continuously invest in the Portfolios.

ITEM 21. CALCULATION OF PERFORMANCE DATA.

       Not applicable.

ITEM 22. FINANCIAL STATEMENTS.

       The Fund has not yet commenced operations and, therefore, has no financial statements.

                                    APPENDIX

       Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P BOND RATINGS

"AAA"

         Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

       Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

       Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

       Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

       S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

S&P COMMERCIAL PAPER RATINGS

       The designation "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

MOODY'S BOND RATINGS

"Aaa"

       Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

       Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"

       Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

       Bonds which are rated "Baa" are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

MOODY'S COMMERCIAL PAPER RATINGS

       The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH BOND RATINGS

       The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

       Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

       Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

       Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

       Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

       Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

FITCH SHORT-TERM RATINGS

       Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

       Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

       Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2"

       Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

DUFF BOND RATINGS

"AAA"

       Bonds rated "AAA" are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

       Bonds rated "AA" are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

       Bonds rated "A" have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

       Bonds rated "BBB" are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

       Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position of a credit within the rating category.

DUFF COMMERCIAL PAPER RATINGS

       The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated "Duff-1" is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA BOND AND LONG-TERM RATINGS

       Obligations rated "AAA" by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated "AA" by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

IBCA COMMERCIAL PAPER AND SHORT-TERM RATINGS

       The designation "A1" by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated "A1+" are supported by the highest capacity for timely repayment. Obligations rated "A2" are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

IBCA INTERNATIONAL AND U.S. BANK RATINGS

       An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from "1" through "5," address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from "A" through "E," represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                            PART C OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Certificate of Trust of the Registrant dated as of December 26, 2000 and filed with the State of Delaware on December 27, 2000.

(a)(2)    Declaration of Trust of the Registrant dated as of December 26, 2000.

(b)       By-Laws of the Registrant dated as of December 26, 2000.

(c) Portions of the Declaration of Trust and By-Laws of the Registrant defining the rights of holders of interests in the Registrant.*

(d) Form of Investment Advisory Contract between the Registrant and CCM Advisors, LLC.**

(e) Omitted pursuant to Paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

(f)       None.

(g)       Form of Custody Agreement.**

(h)       Form of Transfer Agency Agreement.**

(i) Omitted pursuant to Paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

(j) Omitted pursuant to Paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

(k) Omitted pursuant to Paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

(l)       None.

(m)       None.

(n)       None.

(p)       Code of Ethics of CCM Advisors, LLC and Registrant.
 ---------

* Reference is made to the Certificate of Trust, filed as Exhibit (a)(1) to the Registration Statement; Article V and Article IX of the Registrant's Declaration of Trust, filed as Exhibit (a)(2) to the Registration Statement; and Article I and Article V of the Registrant's By-Laws, filed as Exhibit (b) to the Registration Statement.

**   To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

None.

ITEM 25. INDEMNIFICATION.

Reference is made to Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 8.2, 8.3 and 8.4, of
Article VIII of the Registrant's Declaration of Trust (the "Declaration of Trust") (Exhibit (a)(2) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

Article VIII, Section 8.2 provides, inter alia, that no Trustee, officer, employee or agent of the Registrant shall be liable to the Registrant, its Holders, or to any other Trustee, officer, employee or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Article VIII, Section 8.3 of the Registrant's Declaration of Trust provides:

          "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the investigation, defense or disposition of any action, suit or other proceeding, whether civil or criminal ("Proceedings"), in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, such liabilities and expenses being liabilities belonging to the Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 8.3; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

          (a) the Trustee, officer, employee or agent to be indemnified provides a security for his undertaking; or
          (b) the Trust shall be insured against losses arising by reason of any lawful advances; or
          (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:
                    (i) a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the Proceedings; or
                    (ii)      an independent legal counsel in a written
                              opinion."

Article VIII, Section 8.4 of the Registrant's Declaration of Trust further provides:

          "Nothing contained in Sections 8.1, 8.2 or 8.3 hereof shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Nothing contained in Sections 8.1, 8.2 or 8.3 hereof or in any agreement of the character described in Section 4.1 or 4.2 hereof shall protect any Investment Adviser to the Trust or any Series against any liability to the Trust or any Series to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or its duties to the Trust or any Series, or by reason of his or its reckless disregard to his or its obligations and duties under the agreement pursuant to which he serves as Investment Adviser to the Trust or any Series."

As permitted by Article VIII, Section 8.7, the Trustees may maintain insurance for the protection of the Trust Property, its Holders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

See Item 6 in the Trust's Part A and Item 15 in Part B of the Trust's Registration Statement regarding the business of the Investment Adviser.

ITEM 27. PRINCIPAL UNDERWRITERS.

Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant (190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603).

ITEM 29. MANAGEMENT SERVICES.

Other than as set forth or incorporated by reference in Item 6 of the Trust's Part A and Item 13 and Item 15 in Part B of the Trust's Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois, on the 20th day of March, 2001.


                                CCM Partner Funds

                                By:   /s/ Douglas D. Peabody
                                     ---------------------------------
                                     Douglas D. Peabody
                                     President and Trustee

                                INDEX TO EXHIBITS


Exhibit
NUMBER    DESCRIPTION

(a)(1) Certificate of Trust of the Registrant dated as of December 26, 2000 and filed with the State of Delaware on December 27, 2000.

(a)(2)    Declaration of Trust of the Registrant dated as of December 26, 2000.

(b)       By-Laws of the Registrant dated as of December 26, 2000.

(p)       Code of Ethics of CCM Advisors, LLC and CCM Partner Funds